Segment Reporting - Segment Results and Reconciliations to GAAP (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Unrealized gains (losses) on derivative and hedging activities, net	$ 115	$ (153)	$ 454
Other derivative accounting adjustments	$ 42	$ (32)	$ (63)